Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Tabular disclosure (Details) - Translation risk [member] € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	€ 58,690
Net debt including derivatives	25,441
Net assets by currency	€ 33,249
Increase in euro interest rates (as a percent)	10.00%
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	€ 49,174
Net debt including derivatives	23,947
Net assets by currency	€ 25,227
Increase in euro interest rates (as a percent)	10.00%
Assets excluding net debt, appreciation	€ (865)
Net debt by currency including derivatives, appreciation	(136)
Net assets by currency, appreciation	€ (729)
Decrease in euro interest rates (as a percent)	10.00%
Assets excluding net debt, depreciation	€ 1,057
Net debt by currency including derivatives, depreciation	(166)
Net assets by currency, depreciation	891
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	130
Net debt including derivatives	(183)
Net assets by currency	313
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	(240)
Net debt including derivatives	(900)
Net assets by currency	660
Poland, Zlotych
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,649
Net debt including derivatives	1,594
Net assets by currency	2,055
Egypt, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	859
Net debt including derivatives	263
Net assets by currency	596
Jordan, Dinars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	544
Net debt including derivatives	43
Net assets by currency	501
Morocco, Dirhams
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	955
Net debt including derivatives	403
Net assets by currency	552
Other currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,619
Net debt including derivatives	274
Net assets by currency	€ 3,345